February 19, 2003

                                         Deutsche Investment Management Americas
                                         Inc.
                                         Two International Place
                                         Boston, MA  02110

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


      RE: Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Scudder Target 2013 Fund, a series of Scudder Target Fund (the "Fund") (Reg. Nos. 33-30876, 811-5896)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 38 to the Corporation's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 14, 2003.

         Any comments or question on this filing should be directed to the undersigned at 617-295-2566.

                                                     Very truly yours,

                                                     /s/Anne Silver

                                                     Anne Silver
                                                     Deutsche Asset Management


cc:      David Sturms, Esq., Vedder, Price, Kaufman & Kammholz
         Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaufman & Kammholz